Note 4 - Loans and Related Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2013	2012

Commercial and industrial	$54,498	$62,188
Real estate - construction	25,601	22,522
Real estate - mortgage:
Residential	210,310	203,872
Commercial	141,171	115,734
Consumer installment	4,145	4,117
	435,725	408,433
Less allowance for loan and lease loss	(7,046)	(7,779)

Net loans	$428,679	$400,654

Schedule of Financing Receivable by Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2013	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,891	$4,011	$5,882	$7,175	$6	$18,965
Collectively evaluated for impairment	52,607	21,590	204,428	133,996	4,139	416,760
Total loans	$54,498	$25,601	$210,310	$141,171	$4,145	$435,725
			Real estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,592	$3,993	$5,761	$6,914	$28	$21,288
Collectively evaluated for impairment	57,596	18,529	198,111	108,820	4,089	387,145
Total loans	$62,188	$22,522	$203,872	$115,734	$4,117	$408,433

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2013	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease loss:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$179	$210	$855	$563	$-	$1,807
Collectively evaluated for impairment	435	366	2,809	1,607	22	5,239
Total ending allowance balance	$614	$576	$3,664	$2,170	$22	$7,046
			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease loss:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,189	$933	$600	$960	$6	$3,688
Collectively evaluated for impairment	543	190	2,272	1,031	55	4,091
Total ending allowance balance	$1,732	$1,123	$2,872	$1,991	$61	$7,779
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
Charge-offs	(419)	(191)	(675)	-	(45)	(1,330)
Recoveries	191	33	107	46	24	401
Provision	(890)	(389)	1,360	133	(18)	196
ALLL balance at December 31, 2013	$614	$576	$3,664	$2,170	$22	$7,046
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
Charge-offs	(230)	(135)	(785)	(123)	(64)	(1,337)
Recoveries	71	-	31	-	27	129
Provision	595	820	(105)	808	50	2,168
ALLL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221
Charge-offs	(568)	(6)	(1,862)	(265)	(11)	(2,712)
Recoveries	76	-	122	-	27	225
Provision	554	88	2,079	428	(64)	3,085
ALLL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819

Impaired Financing Receivables [Table Text Block]
December 31, 2013
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,357	$1,357	$-
Real estate - construction	124	124	-
Real estate - mortgage:
Residential	2,704	2,892	-
Commercial	5,093	5,093	-
Consumer installment	6	6	-
Total	$9,284	$9,472	$-

With an allowance recorded:
Commercial and industrial	$534	$534	$179
Real estate - construction	3,887	3,887	210
Real estate - mortgage:
Residential	3,178	3,217	855
Commercial	2,082	2,082	563
Total	$9,681	$9,720	$1,807

Total:
Commercial and industrial	$1,891	$1,891	$179
Real estate - construction	4,011	4,011	210
Real estate - mortgage:
Residential	5,882	6,109	855
Commercial	7,175	7,175	563
Consumer installment	6	6	-
Total	$18,965	$19,192	$1,807
December 31, 2012
Impaired Loans
		Unpaid
	Recorded	Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,230	$1,229	$-
Real estate - construction	308	308	-
Real estate - mortgage:
Residential	2,716	2,729	-
Commercial	4,143	4,164	-
Consumer installment	11	11	-
Total	$8,408	$8,441	$-

With an allowance recorded:
Commercial and industrial	$3,362	$3,367	$1,189
Real estate - construction	3,685	3,685	933
Real estate - mortgage:
Residential	3,045	3,054	600
Commercial	2,771	2,776	960
Consumer installment	17	17	6
Total	$12,880	$12,899	$3,688

Total:
Commercial and industrial	$4,592	$4,596	$1,189
Real estate - construction	3,993	3,993	933
Real estate - mortgage:
Residential	5,761	5,783	600
Commercial	6,914	6,940	960
Consumer installment	28	28	6
Total	$21,288	$21,340	$3,688

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2013		As of December 31, 2012		As of December 31, 2011

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$2,187	$119	$2,776	$348	$1,637	$58
Real estate - construction	3,743	183	2,798	156	4,521	216
Real estate - mortgage:
Residential	5,380	293	4,263	338	3,188	157
Commercial	6,500	493	4,717	543	5,083	97
Consumer installment	13	1	27	3	24	2

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Number of Contracts			Pre-Modification Outstanding
	Rate			Recorded
Troubled Debt Restructurings	Forgiveness	Other	Total	Investment
Commercial and industrial	6	1	7	$1,264
Real estate- mortgage:
Residential	7	-	7	784
Commercial	2	-	2	834
	Number of Contracts			Pre-Modification Outstanding
	Rate			Recorded
Troubled Debt Restructurings	Forgiveness	Other	Total	Investment
Commercial and industrial	1	12	13	$489
Real estate- mortgage:
Residential	2	7	9	921
Commercial	-	1	1	156
Consumer Installment	-	2	2	11
	Number of Contracts			Pre-Modification Outstanding
	Rate			Recorded
Troubled Debt Restructurings	Forgiveness	Other	Total	Investment
Commercial and industrial	-	8	8	$586
Real estate- construction:	-	2	2	3,883
Real estate- mortgage:
Residential	-	10	10	1,639
Commercial	-	2	2	1,625
Consumer Installment	-	2	2	24

Troubled Debt Restructurings That Subsequently Defaulted [Table Text Block]
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	5	$574
Real estate- mortgage:
Commercial	1	190
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	6	$256
Real estate- construction:	1	3,622
Real estate- mortgage:
Residential	2	89
Consumer Installment	1	5
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	3	$134
Consumer Installment	2	28

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2013

Commercial and industrial	$52,078	$772	$1,605	$43	$54,498
Real estate - construction	24,052	907	642	-	25,601
Real estate - mortgage:
Residential	198,479	774	11,057	-	210,310
Commercial	132,931	2,232	6,008	-	141,171
Consumer installment	4,129	-	16	-	4,145
Total	$411,669	$4,685	$19,328	$43	$435,725
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2012

Commercial and industrial	$59,390	$678	$2,061	$59	$62,188
Real estate - construction	17,601	-	4,921	-	22,522
Real estate - mortgage:
Residential	190,967	758	12,147	-	203,872
Commercial	106,509	1,928	7,297	-	115,734
Consumer installment	4,084	-	33	-	4,117
Total	$378,551	$3,364	$26,459	$59	$408,433

Past Due Financing Receivables [Table Text Block]
		Still Accruing
		30-59 Days	60-89 Days	90 Days+	Total	Non-	Total
	Current	Past Due	Past Due	Past Due	Past Due	Accrual	Loans
December 31, 2013

Commercial and industrial	$53,366	$521	$359	$38	$918	$214	$54,498
Real estate - construction	24,945	17	639	-	656	-	25,601
Real estate - mortgage:	-
Residential	200,041	2,079	481	143	2,703	7,566	210,310
Commercial	139,730	598	100	-	698	743	141,171
Consumer installment	4,083	38	16	-	54	8	4,145
Total	$422,165	$3,253	$1,595	$181	$5,029	$8,531	$435,725
		Still Accruing
		30-59 Days	60-89 Days	90 Days+	Total	Non-	Total
	Current	Past Due	Past Due	Past Due	Past Due	Accrual	Loans
December 31, 2012

Commercial and industrial	$60,428	$441	$63	$348	$852	$908	$62,188
Real estate - construction	22,158	-	-	-	-	364	22,522
Real estate - mortgage:
Residential	191,349	2,614	1,401	90	4,105	8,418	203,872
Commercial	113,023	509	97	-	606	2,105	115,734
Consumer installment	4,074	25	-	-	25	18	4,117
Total	$391,032	$3,589	$1,561	$438	$5,588	$11,813	$408,433